Stockholders' Equity - Stock-based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity
Stock-based compensation	$ 4,085,737	$ 6,168,981
Employee stock options
Stockholders' Equity
Stock-based compensation	2,782,694	1,136,843
Non-employee stock options
Stockholders' Equity
Stock-based compensation	1,114,894	1,294,279
Employee stock awards
Stockholders' Equity
Stock-based compensation	169,571	2,903,463
Non-employee stock awards
Stockholders' Equity
Stock-based compensation	$ 18,578	$ 834,396
2021 Stock Option Plan
Stockholders' Equity
Common shares available for issuance	547,763